Aircraft and transportation service expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Aircraft and transportation service expenses
9	Aircraft and transportation service expenses

	2022	2021	2020
	RMB million	RMB million	RMB million
Landing and navigation fees	8,473	11,705	10,857
Ground service and other charges	9,033	9,442	7,886

	17,506	21,147	18,743